Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001869105
Document Type	POS AM
Entity Registrant Name	BRIDGEBIO ONCOLOGY THERAPEUTICS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to Registration Statement No. 333-288222, dated June 20, 2025 (as amended and supplemented, the “Registration Statement”), is being filed pursuant to Rule 414(d) under the Securities Act of 1933, as amended (the “Securities Act”), by BridgeBio Oncology Therapeutics, Inc., a Delaware corporation (“New Helix” or the “PubCo”), as the successor to Helix Acquisition Corp. II., a Cayman Islands exempted company limited by shares (“Helix”) to, among other things, (i) set forth additional information to reflect the Domestication (as defined below) and other material changes made in connection with or resulting from the succession, the closing of the Business Combination (as defined below) and as necessary to keep the Registration Statement from being misleading in any material respect, and (ii) provide financial statements and related notes of Helix and TheRas, Inc. (d/b/a BridgeBio Oncology Therapeutics), a Delaware corporation (“BBOT”).On August 11, 2025, as contemplated by the Business Combination Agreement (as defined below) and described in the section titled “The Business Combination Proposal” of the final prospectus and definitive proxy statement of Helix, dated July 10, 2025, as supplemented on July 22, 2025 (the “Final Prospectus”) and filed with the U.S. Securities and Exchange Commission (the “Commission”), Helix changed its jurisdiction of incorporation from the Cayman Islands to the State of Delaware, as described further below (the “Domestication”), and changed its name to “BridgeBio Oncology Therapeutics, Inc.” New Helix expressly adopts the Registration Statement, as modified by this Amendment, as its own registration statement for all purposes of the Securities Act and the Securities Exchange Act of 1934, as amended (the “Exchange Act”). For the purposes of this Amendment and the Registration Statement, references to the “Company,” the “Registrant,” “we,” “our,” “us” and similar terms mean, as of any time prior to the Domestication, Helix, and, as of any time after the Domestication, New Helix. The information contained in this Amendment sets forth additional information to reflect the Domestication. All documents filed by the Company under Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act before the effective date of the Domestication will not reflect the change in our jurisdiction of incorporation or capital structure.The Domestication was effected in the manner described in the section of the Registration Statement titled “The Domestication Proposal.” In the Domestication, Helix effected a deregistration under Article 206 of the Cayman Islands Companies Act (As Revised) and, pursuant to Section 388 of the Delaware General Corporation Law (the “DGCL”), domesticated as a corporation incorporated under the laws of the State of Delaware. Pursuant to the Business Combination Agreement, immediately prior to the Domestication each of Helix’s independent directors resigned as directors, and Bihua Chen became the sole director of New Helix until the effective time of the Business Combination.
Amendment Flag	true
Entity Incorporation, State or Country Code	DE